Equity - Schedule of Weighted Average Assumptions (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Expected volatility	87.37%	82.68%	86.77%	83.01%	84.00%	89.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected terms (years)	5 years 3 months 7 days	5 years 8 months 23 days	5 years 7 months 6 days	5 years 11 months 15 days	6 years 14 days	6 years 10 days
Risk free rate	3.82%	2.77%	3.67%	2.22%	2.66%	0.93%